Post balance sheet events (Details) - Classification of assets as held for sale - US	1 Months Ended
Jan. 31, 2021
Post balance sheet events
Proportion of interest to be retained after disposal	19.90%
Maximum
Post balance sheet events
Period of time for monetisation of investment after demerger	12 months
Proportion of interest to be retained after monetisation of investment	10.00%